Other Financial Data - Summary of Components of Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Financial Data [Abstract]
Deferred project costs	$ 347	$ 342	$ 274
Operating lease right of use asset	81	86	120
Commissions receivable	26	28	34
Other	61	86	44
Total	$ 515	$ 542	$ 472